Other liabilities - Provision for liabilities and charges (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 990
Expected credit loss impairment release	(23)
Currency translation and other movements	(5)
Charge to income statement	572
Release to income statement	(242)
Provisions utilised	(428)
Balance at end of the period	864
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	486
Currency translation and other movements	(1)
Charge to income statement	194
Release to income statement	(137)
Provisions utilised	(122)
Balance at end of the period	420
Litigation and other regulatory
Provisions for liabilities and charges
Balance at beginning of the period	156
Charge to income statement	30
Release to income statement	(23)
Provisions utilised	(35)
Balance at end of the period	128
Property
Provisions for liabilities and charges
Balance at beginning of the period	99
Currency translation and other movements	(1)
Charge to income statement	47
Release to income statement	(36)
Provisions utilised	(19)
Balance at end of the period	90
Commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	78
Expected credit loss impairment release	(23)
Balance at end of the period	55
Other
Provisions for liabilities and charges
Balance at beginning of the period	171
Currency translation and other movements	(3)
Charge to income statement	301
Release to income statement	(46)
Provisions utilised	(252)
Balance at end of the period	£ 171